Going Concern	12 Months Ended
Dec. 31, 2019
Going Concern
Going Concern

1	Going concern

Aeterna Zentaris Inc. (“Aeterna Zentaris” or the “Company”) has incurred significant expenses in its efforts to develop and co-promote products. Consequently, the Company has incurred operating losses and negative cash flow from operations historically and in each of the last several years except for the year ended December 31, 2018 when the Company earned revenue from the sale of a license for the adult indication of Macrilen™ (macimorelin) in the United States, and Canada (note 6(a)). As at December 31, 2019, the Company had an accumulated deficit of $316,891. The Company also had a net loss of $6,042 for the year ended December 31, 2019, and negative cash flow from operations of $10,725.

Management has evaluated whether material uncertainties exist relating to events or conditions that may cast substantial doubt about the Company’s ability to continue as a going concern and has considered the following in making that critical judgment.

The ability of the Company to realize its assets and meet its obligations as they come due is dependent on earning sufficient revenues under the License Agreement developing opportunities for Macrilen™ (macimorelin) in the rest of the world, realizing other monetizing transactions, and raising additional sources of funding, the outcome of which cannot be predicted at this time. The revenue provided under the License Agreement was $45 for the year ended December 31, 2019 and as at December 31, 2019, the Company had cash of $7,838. In September 2019, the Company closed an equity financing which provided $4,193 in net cash proceeds. On February 21, 2020, the Company closed an equity financing for approximately $3,920 in net cash proceeds.

A significant portion of the Company’s cash is held in AEZS Germany, the Company’s principle operating subsidiary. AEZS Germany is the counter-party to the License Agreement described above with Novo, and as such, for generating future revenue earned under the License Agreement. As such, management considers the cash resources available to AEZS Germany in executing its obligations under the License Agreement. In the event the current and medium term liabilities of AEZS Germany exceeds the fair values ascribed to its assets, under German solvency laws, it may no longer be possible for AEZS Germany’s operations to continue or for AEZS Germany to transfer cash to Aeterna Zentaris or its U.S. subsidiary. This imposes additional and material uncertainties on the Company when evaluating liquidity and the going concern assumption.

The Company has some discretion to manage its planned research and development costs, administrative expenses and capital expenditures in order to manage its cash liquidity, particularly in AEZS Germany. Furthermore, AEZS Germany is focused on opportunities to either license or sell the European or worldwide rights to Macrilen™ (macimorelin) to third parties. As of the date of issuance of these consolidated financial statements, there are no assurances that cash will be generated from such arrangements. As such, management may also need to consider other sources of financing in order to continue its planned operations.

Management has assessed the Company’s ability to continue as a going concern and concluded that additional capital will be required. There can be no assurance that the Company will be able to execute license or purchase agreements or to obtain equity or debt financing, or on terms acceptable to it. Factors within and outside the Company’s control could have a significant bearing on its ability to obtain additional financing (note 29). As a result, management has determined that there are material uncertainties that may cast significant doubt upon the Company’s ability to continue as a going concern.

These financial statements have been prepared on a going concern basis, which asserts the Company has the ability in the near term to continue to realize its assets and discharge its liabilities and commitments in a planned manner giving consideration to the above and expected possible outcomes. Conversely, if the going concern assumption is not appropriate, adjustments to the carrying amounts of the Company’s assets, liabilities, revenues, expenses and balance sheet classifications may be necessary, and these adjustments could be material.